Investments- Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of Range [member]
Disclosure of detailed information about investment property [line items]
Short term investment period	1 month
Top of range [member]
Disclosure of detailed information about investment property [line items]
Short term investment period	3 months